Debt and Derivatives - Additional Information (Details)				1 Months Ended	12 Months Ended
	Dec. 11, 2024 USD ($)	Feb. 21, 2024 USD ($)	Mar. 05, 2019 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 17, 2024 USD ($)	Sep. 16, 2024 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt to EBITDA ratio					6.9
Revolving credit facility loans					35.00%
Repayment of borrowings					$ 3,396,334,000	$ 30,441,000	$ 40,721,000
Loss on extinguishment of debt					12,726,000
Total notional value					2,000,000,000
Fair value of interest rate swaps					10,600,000	24,900,000
Interest received					35,300,000	31,400,000	$ 700,000
Pre-tax gains					10,600,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maturity date		Jun. 30, 2028
Debt instrument, floor rate		0.00%
Line of credit facility, maximum borrowing capacity					475,000,000
Borrowings outstanding					63,300,000	50,700,000
Line of credit facility, remaining borrowing capacity					411,700,000	417,700,000
Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		3.25%
Letter of Credit
Debt Instrument [Line Items]
Borrowings outstanding					0	6,600,000
LC Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 65,000,000	$ 55,000,000
Line of credit facility, remaining borrowing capacity					3,200,000	700,000
Letter of credit outstanding amount					$ 61,800,000	$ 54,300,000
First Lien Credit Agreement
Debt Instrument [Line Items]
Line of credit facility, agreement date			Mar. 05, 2019
Repayment of borrowings		$ 343,300,000
Line of credit facility, maturity date		Feb. 21, 2031
Debt instrument, floor rate			0.00%
Principal at issuance (as a percent)		0.25%	0.25%
First Lien Credit Agreement | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		3.25%	3.25%
First Lien Credit Agreement | ABR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			2.25%
First Lien Credit Agreement | Tranche B-1 Term Loan
Debt Instrument [Line Items]
Principal amount			$ 1,650,000,000
Delayed draw			150,000,000
Line of credit facility, borrowing capacity			$ 1,800,000,000
First Lien Credit Agreement | Tranche B-2 Term Loan
Debt Instrument [Line Items]
Principal amount											$ 550,000,000
First Lien Credit Agreement | Tranche B-3 Term Loan
Debt Instrument [Line Items]
Principal amount										$ 675,000,000
First Lien Credit Agreement | Tranche B-2/3 Term Loan
Debt Instrument [Line Items]
Debt instrument, floor rate					0.00%
Principal at issuance (as a percent)					0.25%
First Lien Credit Agreement | Tranche B-2/3 Term Loan | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					3.50%
First Lien Credit Agreement | Tranche B-2/3 Term Loan | ABR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					2.50%
First Lien Credit Agreement | Tranche B-4 Term Loan
Debt Instrument [Line Items]
Principal amount		$ 2,566,000,000
First Lien Credit Agreement | Tranche B-5 Term Loan
Debt Instrument [Line Items]
Principal amount	$ 2,553,200,000
Principal at issuance (as a percent)	0.25%
First Lien Credit Agreement | Tranche B-5 Term Loan | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.50%
First Lien Credit Agreement | Tranche B-5 Term Loan | ABR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.50%
Swingline Loans | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate amount of outstanding					$ 50,000,000
Swingline Loans | Revolving Credit Facility | ABR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		2.25%
LC Sublimit | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate amount of outstanding					82,500,000
Second Lien Credit Agreement
Debt Instrument [Line Items]
Principal amount					$ 450,000,000
Debt instrument, floor rate					1.00%
Loss on extinguishment of debt				$ 12,700,000
Second Lien Credit Agreement | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					8.50%
Second Lien Credit Agreement | ABR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)					7.50%